Schedule of Investments (unaudited) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.2%

Argentina — 0.0%
MercadoLibre, Inc.(a)	272	$132,894

Australia — 2.2%
AGL Energy Ltd.	24,280	254,098
ALS Ltd.	32,773	114,233
Ansell Ltd.	12,297	203,637
Aristocrat Leisure Ltd.	136,190	1,764,700
AusNet Services	71,707	75,293
Australia & New Zealand Banking Group Ltd.	26,138	274,120
BHP Group Ltd.	22,837	414,293
BHP Group PLC	3,971	61,629
Brambles Ltd.	10,817	69,918
CIMIC Group Ltd.	2,584	36,598
Cochlear Ltd.	2,999	341,800
CSL Ltd.	3,520	638,076
Evolution Mining Ltd.	31,674	74,027
Harvey Norman Holdings Ltd.	67,757	124,413
IDP Education Ltd.	15,583	121,506
Macquarie Group Ltd.	11,861	631,692
National Australia Bank Ltd.	27,670	283,836
Northern Star Resources Ltd.	5,004	32,416
Oil Search Ltd.	11,006	15,962
Orica Ltd.	2,728	25,537
OZ Minerals Ltd.	10,854	48,421
REA Group Ltd.	3,676	172,198
Scentre Group	488,096	467,510
Sonic Healthcare Ltd.	6,814	102,413
Spark Infrastructure Group	9,713	11,729
Treasury Wine Estates Ltd.	55,049	341,775
Vicinity Centres	21,663	13,551
Westpac Banking Corp.	29,555	303,553
Woodside Petroleum Ltd.	5,680	63,028
Woolworths Group Ltd.	2,968	64,543

		7,146,505

Austria — 0.1%
ANDRITZ AG	704	22,056
Erste Group Bank AG	2,107	38,575
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,168	22,031
voestalpine AG	1,427	28,792
Wienerberger AG	5,984	93,486

		204,940

Belgium — 0.3%
Galapagos NV(a)	351	68,928
Groupe Bruxelles Lambert SA	8,804	692,708
Proximus SADP	2,847	65,380
UCB SA	1,924	164,622

		991,638

Security	Shares	Value

Brazil — 0.2%
Ambev SA	11,072	$25,399
B3 SA — Brasil Bolsa Balcao	4,800	33,163
Cia de Locacao das Americas	4,000	8,075
Cia. Hering	5,552	15,899
Cosan Ltd., Class A(a)	7,692	94,612
CPFL Energia SA	3,200	16,548
Duratex SA	4,300	7,738
EDP — Energias do Brasil SA	8,100	25,378
Energisa SA	2,300	16,732
Equatorial Energia SA	27,900	94,502
Iochpe-Maxion SA	2,100	4,454
Lojas Renner SA	4,560	29,452
Magazine Luiza SA	3,000	22,511
Petroleo Brasileiro SA	19,753	53,753
Porto Seguro SA	11,122	96,149
Ultrapar Participacoes SA	34,052	82,114
Usinas Siderurgicas de Minas Gerais SA Usiminas, Preference ‘A’ Shares	8,446	7,997
WEG SA	25,940	167,588

		802,064

Canada — 2.7%
Alimentation Couche-Tard, Inc., Class B	745	17,549
Bank of Montreal	20,562	1,038,255
Bank of Nova Scotia	2,137	87,269
BCE, Inc.	22,061	904,982
CCL Industries, Inc., Class B	5,449	165,681
CGI, Inc.(a)	2,745	148,612
Franco-Nevada Corp.	2,178	217,614
Gibson Energy, Inc.	1,183	13,660
Great-West Lifeco, Inc.	15,215	262,827
Hydro One Ltd.(b)	7,852	141,384
Magna International, Inc.	1,008	32,167
Northland Power, Inc.	13,511	269,682
Nutrien Ltd.	19,012	649,945
Quebecor, Inc., Class B	22,498	497,344
Ritchie Bros Auctioneers, Inc.	8,155	279,309
Rogers Communications, Inc., Class B	6,550	273,394
Royal Bank of Canada	523	32,395
Shopify, Inc., Class A(a)	803	336,435
TFI International, Inc.	10,303	227,321
Toronto-Dominion Bank	59,251	2,518,999
Wheaton Precious Metals Corp.	11,085	305,068

		8,419,892

China — 5.0%
3SBio, Inc.(a)(b)	16,000	16,460
Alibaba Group Holding Ltd. — ADR(a)	13,920	2,707,162
Angang Steel Co. Ltd., Class H	39,000	10,169
Anhui Conch Cement Co. Ltd., Class A	4,900	37,519
Anhui Conch Cement Co. Ltd., Class H	8,500	58,392
BAIC Motor Corp. Ltd., Class H(b)	81,000	31,862
Bank of China Ltd., Class H	736,000	280,168
Bank of Communications Co. Ltd., Class H	164,000	99,886

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BBMG Corp., Class H	100,000	$24,781
BeiGene Ltd., ADR(a)	339	41,734
Beijing Enterprises Holdings Ltd.	3,000	10,948
BOC Hong Kong Holdings Ltd.	169,000	463,908
BYD Electronic International Co. Ltd.	10,000	16,443
Changchun High & New Technology Industry Group, Inc., Class A	500	38,243
China Construction Bank Corp., Class H	58,000	47,145
China Everbright Bank Co. Ltd., Class A	167,400	84,816
China Hongqiao Group Ltd.	65,500	27,682
China Life Insurance Co. Ltd., Class H	284,000	548,418
China Merchants Bank Co. Ltd., Class A	11,300	50,989
China Minsheng Banking Corp. Ltd., Class A	69,600	55,782
China Pacific Insurance Group Co. Ltd., Class H	23,200	69,466
China Petroleum & Chemical Corp., Class A	171,477	106,535
China Petroleum & Chemical Corp., Class H	872,000	426,065
China Railway Signal & Communication Corp. Ltd., Class H(b)	82,000	40,884
China Reinsurance Group Corp., Class H	397,000	45,741
China Telecom Corp. Ltd., Class H	36,000	10,907
China Unicom Hong Kong Ltd.	70,000	40,828
CNOOC Ltd.	1,440,000	1,496,411
Contemporary Amperex Technology Co. Ltd., Class A	7,500	126,455
Dali Foods Group Co. Ltd.(b)	89,000	61,724
Datang International Power Generation Co. Ltd., Class H	242,000	32,271
Dongfang Electric Corp. Ltd., Class A	21,000	24,613
Dongfeng Motor Group Co. Ltd., Class H	32,000	20,836
East Money Information Co. Ltd., Class A	41,900	93,992
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,100	36,863
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	58,569
Guotai Junan Securities Co. Ltd., Class H(b)	93,200	137,531
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,500	13,587
Huadian Power International Corp. Ltd., Class H	120,000	35,548
Industrial & Commercial Bank of China Ltd., Class H	321,000	218,979
Industrial Bank Co. Ltd., Class A	63,672	141,815
Innovent Biologics, Inc.(a)(b)	6,000	25,036
JD.com, Inc. — ADR(a)	18,096	732,888
Jiangsu Hengrui Medicine Co. Ltd., Class A	12,700	162,996
Kaisa Group Holdings Ltd.	57,000	20,785

Security	Shares	Value

China (continued)
Kweichow Moutai Co. Ltd., Class A	200	$31,077
KWG Group Holdings Ltd.(a)	30,000	42,035
Legend Holdings Corp., Class H	1,700	—
Legend Holdings Corp., Class H(b)	22,100	27,025
Lenovo Group Ltd.	112,000	59,331
Lens Technology Co. Ltd.	7,300	14,777
Li Ning Co. Ltd.	39,000	112,198
Logan Property Holdings Co. Ltd.	52,000	79,102
Luxshare Precision Industry Co. Ltd., Class A	31,300	165,947
Meituan Dianping, Class B(a)	7,000	83,449
Metallurgical Corp. of China Ltd., Class H	343,000	59,672
MMG Ltd.(a)	48,000	6,779
Muyuan Foodstuff Co. Ltd., Class A	1,800	30,720
NetEase, Inc. — ADR	154	49,428
New China Life Insurance Co. Ltd., Class H	4,700	14,472
New Oriental Education & Technology Group, Inc. — ADR(a)	4,987	539,793
Oppein Home Group, Inc., Class A	3,200	42,351
PetroChina Co. Ltd., Class H	1,770,000	641,518
Ping An Insurance Group Co. of China Ltd., Class H	5,000	48,831
Q Technology Group Co. Ltd.(a)	10,000	10,906
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,700	34,155
Shenzhen Goodix Technology Co. Ltd., Class A	5,900	214,272
Shenzhen Investment Ltd.	76,000	23,541
Shui On Land Ltd.	75,000	12,498
Sinopec Engineering Group Co. Ltd., Class H	41,500	17,274
Sinotrans Ltd., Class H	60,000	14,647
Sinotruk Hong Kong Ltd.	26,000	42,708
Sunac China Holdings Ltd.	3,000	13,682
Sunny Optical Technology Group Co. Ltd.	11,700	154,766
Tencent Holdings Ltd.	80,300	3,969,036
Towngas China Co. Ltd.(a)	27,000	13,336
Uni-President China Holdings Ltd.	42,000	40,593
Vipshop Holdings Ltd. — ADR(a)	7,727	120,387
Wuliangye Yibin Co. Ltd., Class A	14,173	227,951
WuXi AppTec Co. Ltd., Class H(b)	1,200	14,587
Wuxi Biologics Cayman, Inc.(a)(b)	6,500	82,984
Yihai International Holding Ltd.(a)	9,000	67,792
Yuexiu Property Co. Ltd.	118,000	21,084
Yuzhou Properties Co. Ltd.	39,000	16,429
Zai Lab Ltd., ADR(a)	299	15,393

		16,010,358

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic — 0.0%
CEZ AS	4,099	$66,868

Denmark — 0.6%
Chr Hansen Holding A/S	1,077	79,475
Genmab A/S(a)	543	109,072
GN Store Nord A/S	2,312	102,510
H Lundbeck A/S	4,454	130,780
ISS A/S	5,353	73,232
Novo Nordisk A/S, Class B	9,993	596,742
Orsted A/S(b)	7,059	691,059
Royal Unibrew A/S	904	64,981
Tryg A/S	552	13,436

		1,861,287

Finland — 0.4%
Fortum OYJ	15,586	226,730
Kesko OYJ, Class B	714	40,634
Nokia OYJ	127,079	391,385
Nokian Renkaat OYJ	2,154	51,433
UPM-Kymmene OYJ	7,807	212,873
Wartsila OYJ Abp	37,018	270,322

		1,193,377

France — 2.5%
Airbus SE	4,616	297,648
Bouygues SA	17,777	515,909
Carrefour SA	10,379	164,551
Christian Dior SE	2,527	880,795
CNP Assurances	2,012	19,481
Credit Agricole SA	3,005	21,263
Danone SA	822	53,162
Engie SA	26,876	275,222
EssilorLuxottica SA	993	105,134
Gaztransport Et Technigaz SA	563	40,535
Korian SA	379	11,693
L’Oreal SA	4,644	1,201,916
LVMH Moet Hennessy Louis Vuitton SE	122	44,744
Orange SA	20,555	248,869
Pernod Ricard SA	12,371	1,755,892
Publicis Groupe SA	7,533	215,285
Rexel SA	10,207	75,158
Rubis SCA	942	38,844
Safran SA	1,870	165,676
Sanofi	881	76,272
Sartorius Stedim Biotech	216	43,104
Schneider Electric SE	5,951	502,995
SCOR SE	2,418	53,199
Societe BIC SA	761	42,268
TOTAL SA	9,980	376,034
Unibail-Rodamco-Westfield	2,690	154,208
Vinci SA	5,721	467,459

		7,847,316

Security	Shares	Value

Germany — 2.5%
adidas AG	2,971	$659,643
Allianz SE, Registered Shares	5,936	1,010,885
alstria office REIT-AG	5,471	78,514
Aroundtown SA	145,052	726,051
BASF SE	1,342	62,728
Beiersdorf AG	245	25,011
Carl Zeiss Meditec AG, Bearer Shares	485	46,182
Commerzbank AG	8,233	29,308
CompuGroup Medical SE	653	39,615
Covestro AG(b)	821	24,916
Deutsche Boerse AG	419	57,564
Deutsche Pfandbriefbank AG(b)	6,365	48,050
Deutsche Post AG, Registered Shares	72,429	1,941,719
Deutsche Wohnen SE, Bearer Shares	3,153	119,494
Freenet AG	2,516	44,021
Grand City Properties SA	4,379	91,667
GRENKE AG	286	16,481
Jenoptik AG	4	65
LEG Immobilien AG	1,999	224,162
Merck KGaA	10,117	1,021,433
Nemetschek SE	463	22,570
Rational AG	29	15,337
Rheinmetall AG	340	23,629
SAP SE	5,541	618,641
Siemens AG, Registered Shares	2,954	247,353
Stroeer SE & Co. KGaA	545	28,005
Symrise AG	458	42,369
TAG Immobilien AG	13,618	267,818
Telefonica Deutschland Holding AG	123,120	302,272
TUI AG	7	31
Uniper SE	1,555	38,196

		7,873,730

Hong Kong — 0.5%
CK Asset Holdings Ltd.	48,000	260,433
CLP Holdings Ltd.	31,500	288,540
Henderson Land Development Co. Ltd.	30,000	113,546
HKT Trust & HKT Ltd.	11,000	14,961
Hong Kong & China Gas Co. Ltd.	18,000	29,672
Hong Kong Exchanges & Clearing Ltd.	1,100	32,955
Hongkong Land Holdings Ltd.	65,700	245,807
Hysan Development Co. Ltd.	12,000	38,753
Kingboard Laminates Holdings Ltd.	29,500	26,992
Link REIT	25,800	217,455
Swire Pacific Ltd., Class A	18,000	114,583
Swire Properties Ltd.	15,000	41,906
Techtronic Industries Co. Ltd.	22,000	139,698

		1,565,301

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	86,023	$504,769
OTP Bank Nyrt	9,845	282,397

		787,166

India — 0.9%
Asian Paints Ltd.	10,483	230,916
Aurobindo Pharma Ltd.	16,209	87,467
Axis Bank Ltd.	4,389	21,944
Bharat Electronics Ltd.	15,988	15,667
Bharat Forge Ltd.	6,014	18,561
Bharti Airtel Ltd.(a)	10,902	63,538
Birlasoft Ltd.	4,888	3,932
Century Textiles & Industries Ltd.	1,239	4,795
Divi’s Laboratories Ltd.	623	16,254
Dr. Reddy’s Laboratories Ltd.	608	24,753
GAIL India Ltd.	17,584	17,653
HCL Technologies Ltd.	18,076	104,269
HDFC Bank Ltd.	20,879	237,940
HDFC Standard Life Insurance Co. Ltd.(a)(b)	18,923	109,735
Hero MotoCorp Ltd.	652	13,749
Hexaware Technologies Ltd.	3,256	9,706
Hindalco Industries Ltd.	15,879	20,004
Hindustan Petroleum Corp. Ltd.	7,395	18,542
Hindustan Unilever Ltd.	13,393	406,170
Housing Development Finance Corp. Ltd.	19,279	416,125
Indraprastha Gas Ltd.	3,927	20,210
IndusInd Bank Ltd.	3,486	16,314
Infosys Ltd.	32,997	273,379
Jindal Steel & Power Ltd.(a)	15,033	16,147
Jubilant Life Sciences Ltd.	1,486	4,855
KEC International Ltd.	2,445	5,996
Kotak Mahindra Bank Ltd.	9,069	154,797
KPIT Technologies Ltd.	4,888	2,242
Larsen & Toubro Ltd.	5,657	60,315
Mahindra & Mahindra Ltd.	7,717	28,815
Mphasis Ltd.	1,076	9,406
National Aluminium Co. Ltd.	18,292	7,029
Nestle India Ltd.	151	32,648
Petronet LNG Ltd.	9,296	24,543
Pidilite Industries Ltd.	4,792	85,862
Reliance Industries Ltd.	3,128	45,613
Steel Authority of India, Ltd.	23,903	7,236
Sun Pharmaceutical Industries Ltd.	3,120	14,411
Tech Mahindra Ltd.	3,267	24,336
UltraTech Cement Ltd.	365	15,618
United Breweries Ltd.	1,364	16,531
United Spirits Ltd.(a)	37,280	238,906
Vedanta Ltd.	10,423	8,837

		2,955,766

Indonesia — 0.1%
Bank Central Asia Tbk PT	137,800	232,181
Bank Mandiri Persero Tbk PT	208,900	59,393
Bank Negara Indonesia Persero Tbk PT	52,100	12,151
Pabrik Kertas Tjiwi Kimia Tbk PT	24,400	5,935

		309,660

Security	Shares	Value

Ireland — 0.1%
AerCap Holdings NV(a)	349	$7,954
Kingspan Group PLC	1,756	94,691
Smurfit Kappa Group PLC	2,295	65,013

		167,658

Israel — 0.0%
Bank Hapoalim BM	3,014	18,136
Bank Leumi Le-Israel BM	11,651	64,243
Check Point Software Technologies Ltd.(a)	253	25,437

		107,816

Italy — 0.2%
A2A SpA	10,882	13,426
Assicurazioni Generali SpA	13,704	185,618
Eni SpA	4,225	41,986
Ferrari NV	1,560	240,294
Interpump Group SpA	1,103	26,499
Intesa Sanpaolo SpA	39,670	64,188
Italgas SpA	3,152	17,246
Terna Rete Elettrica Nazionale SpA	8,016	50,387

		639,644

Japan — 6.6%
Advance Residence Investment Corp.	8	23,249
AGC, Inc.	9,300	226,618
Asahi Kasei Corp.	7,800	54,653
Bridgestone Corp.	4,100	125,503
Canon, Inc.	25,500	554,139
Central Japan Railway Co.	700	112,190
Chugai Pharmaceutical Co. Ltd.	3,300	381,796
Citizen Watch Co. Ltd.	4,900	17,288
Dai-ichi Life Holdings, Inc.	46,400	551,006
Daikin Industries Ltd.	1,100	132,785
Daito Trust Construction Co. Ltd.	1,600	148,582
Daiwa House Industry Co. Ltd.	5,300	130,949
DeNA Co. Ltd.	2,500	27,384
Denka Co. Ltd.	600	12,553
Denso Corp.	800	25,564
Dentsu Group Inc.	1,000	19,322
DIC Corp.	700	15,427
East Japan Railway Co.	13,600	1,029,117
Eisai Co. Ltd.	3,300	241,386
Electric Power Development Co. Ltd.	1,600	32,067
FANUC Corp.	200	26,725
Fast Retailing Co. Ltd.	1,100	448,846
Fuji Media Holdings, Inc.	1,100	10,926
Furukawa Electric Co. Ltd.	700	12,613
GLP J-REIT	13	14,741
Honda Motor Co. Ltd.	24,100	539,272

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Isuzu Motors Ltd.	1,700	$11,250
Izumi Co. Ltd.	500	13,773
Japan Post Holdings Co. Ltd.	44,300	346,542
Japan Post Insurance Co. Ltd.	13,200	163,087
Japan Tobacco, Inc.	12,500	231,209
JFE Holdings, Inc.	20,400	132,193
JXTG Holdings, Inc.	413,200	1,407,932
Kajima Corp.	7,600	77,684
Kaneka Corp.	1,400	33,364
Kansai Electric Power Co., Inc.	11,400	126,892
Kao Corp.	7,900	643,599
KDDI Corp.	32,500	960,004
Kewpie Corp.	1,000	20,015
Keyence Corp.	600	192,907
Kirin Holdings Co. Ltd.	26,700	527,331
Kobe Steel Ltd.(a)	15,500	47,673
Konica Minolta, Inc.	35,700	143,830
Kyocera Corp.	300	17,703
Kyushu Electric Power Co., Inc.	1,900	15,238
Lintec Corp.	700	14,650
Matsumotokiyoshi Holdings Co. Ltd.	500	18,275
Mazda Motor Corp.	19,700	104,033
Mitsubishi Chemical Holdings Corp.	11,100	65,912
Mitsubishi Electric Corp.	1,500	18,324
Mitsubishi Estate Co. Ltd.	7,200	106,338
Mitsubishi Gas Chemical Co., Inc.	6,200	66,903
Mitsubishi Heavy Industries Ltd.	6,900	173,893
Mitsubishi Motors Corp.	21,300	60,014
Mitsubishi UFJ Financial Group, Inc.	340,400	1,273,625
Mitsui Chemicals, Inc.	1,900	35,762
Mizuho Financial Group, Inc.	22,700	26,043
MS&AD Insurance Group Holdings, Inc.	5,000	139,506
Murata Manufacturing Co. Ltd.	400	19,886
Nikon Corp.	4,200	38,549
Nintendo Co. Ltd.	500	194,327
Nippon Electric Glass Co. Ltd.	14,700	195,760
Nippon Shokubai Co. Ltd.	700	31,950
Nippon Steel Corp.	13,500	115,078
Nippon Television Holdings, Inc.	1,500	16,715
Nissan Motor Co. Ltd.	167,500	560,406
Nitori Holdings Co. Ltd.	600	81,084
Nitto Denko Corp.	7,600	337,584
NTN Corp.	6,100	10,541
NTT DOCOMO, Inc.	4,400	137,602
Oji Holdings Corp.	36,300	192,977
ORIX Corp.	38,600	460,524
Otsuka Holdings Co. Ltd.	4,800	187,288
Panasonic Corp.	4,100	31,039
PeptiDream, Inc.(a)	800	27,847
Pola Orbis Holdings, Inc.	17,400	319,889
Recruit Holdings Co. Ltd.	15,000	387,469
Ryohin Keikaku Co. Ltd.	7,900	87,853
Sanwa Holdings Corp.	1,400	10,872
Seiko Epson Corp.	3,200	34,441

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	1,100	$18,256
Seria Co. Ltd.	800	23,138
Seven & i Holdings Co. Ltd.	11,800	389,694
Shionogi & Co. Ltd.	900	44,334
Sony Corp.	3,200	189,547
Sumitomo Chemical Co. Ltd.	76,300	225,425
Sumitomo Corp.	2,700	30,791
Sumitomo Mitsui Financial Group, Inc.	52,300	1,270,544
Sumitomo Mitsui Trust Holdings, Inc.	2,300	66,079
Sumitomo Realty & Development Co. Ltd.	1,700	41,510
Sundrug Co. Ltd.	2,900	92,928
Suntory Beverage & Food Ltd.	1,000	37,789
Sysmex Corp.	300	21,891
T&D Holdings, Inc.	34,200	277,247
Taiheiyo Cement Corp.	800	13,627
Taisei Corp.	10,900	332,429
Taisho Pharmaceutical Holdings Co. Ltd.	300	18,414
Takeda Pharmaceutical Co. Ltd.	34,000	1,035,235
Tokyo Electron Ltd.	200	37,275
Tokyo Gas Co. Ltd.	1,900	44,770
Trend Micro, Inc.	5,500	271,602
Ube Industries Ltd.	20,900	318,823
Ulvac, Inc.	1,800	42,617
Yamaha Corp.	400	15,680
Yamaha Motor Co. Ltd.	11,800	141,894
Yamato Holdings Co. Ltd.	10,700	167,146
Zenkoku Hosho Co. Ltd.	600	18,878
Zeon Corp.	9,200	68,870

		20,866,319

Luxembourg — 0.0%
Eurofins Scientific SE	86	41,968
Reinet Investments SCA	1,326	21,113

		63,081

Malaysia — 0.1%
Genting Bhd	26,800	23,180
Public Bank Bhd	42,400	155,980
QL Resources Bhd	12,500	21,412
Tenaga Nasional Bhd	19,800	55,106

		255,678

Mexico — 0.3%
Alsea SAB de CV(a)	7,900	5,055
America Movil SAB de CV, Series L	1,185,645	702,216
Cemex SAB de CV CPO	323,810	67,294
Fomento Economico Mexicano SAB de CV	5,102	30,802
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,400	7,518
Grupo Financiero Banorte SAB de CV, Series O	6,378	17,476
Megacable Holdings SAB de CV CPO	6,900	18,871
Orbia Advance Corp. SAB de CV	12,300	13,528

		862,760

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 1.6%
ABN AMRO Group NV CVA(b)	9,776	$79,330
Akzo Nobel NV	3,025	198,950
ASM International NV	1,397	142,133
ASML Holding NV	6,718	1,770,963
Euronext NV(b)	226	16,641
ING Groep NV	39,311	201,433
Koninklijke Ahold Delhaize NV	1,834	42,726
Koninklijke DSM NV	227	25,912
Koninklijke KPN NV	20,029	47,898
NN Group NV	40,784	1,108,335
NXP Semiconductors NV	2,086	172,992
Royal Dutch Shell PLC, Class A	37,467	650,940
Royal Dutch Shell PLC, Class B	27,092	454,443
Signify NV(b)	2,628	50,931
Wereldhave NV	1	7

		4,963,634

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	4,467	81,203

Norway — 0.2%
Aker BP ASA	2,157	27,056
Equinor ASA	15,564	194,023
Telenor ASA	19,324	282,434

		503,513

Peru — 0.0%
Southern Copper Corp.	1,032	29,061

Poland — 0.2%
Bank Polska Kasa Opieki SA	8,716	116,818
Grupa Lotos SA	4,354	54,340
PGE Polska Grupa Energetyczna SA(a)	17,114	15,687
Polski Koncern Naftowy ORLEN SA	37,031	495,543
Powszechna Kasa Oszczednosci Bank Polski SA	8,547	46,393

		728,781

Portugal — 0.1%
EDP — Energias de Portugal SA	32,644	131,339
Galp Energia SGPS SA	7,538	86,206

		217,545

Russia — 0.3%
Alrosa PJSC	26,770	21,549
Gazprom PJSC	88,378	199,236
Inter RAO UES PJSC	386,000	23,744
Lukoil PJSC	3,211	188,876
Magnit PJSC — GDR	3,609	31,837
Magnitogorsk Iron & Steel Works PJSC	28,400	13,679
MMC Norilsk Nickel PJSC	540	130,884
Mobile TeleSystems PJSC — ADR	4,094	31,114

Security	Shares	Value

Russia (continued)
Novatek PJSC — GDR	759	$86,065
PhosAgro PJSC, — GDR	1,139	11,635
Severstal PJSC	2,180	23,657
Surgutneftegas PJSC	57,305	24,137
Tatneft PJSC	12,500	86,387

		872,800

Singapore — 0.2%
DBS Group Holdings Ltd.	12,800	167,016
Jardine Cycle & Carriage Ltd.	1,300	17,874
Keppel REIT	25,500	16,963
Oversea-Chinese Banking Corp. Ltd.	25,500	154,503
Singapore Telecommunications Ltd.	130,600	232,824
United Overseas Bank Ltd.	14,700	201,685

		790,865

South Africa — 0.6%
Anglo American Platinum Ltd.	5,129	214,251
Anglo American PLC	59,540	1,009,985
AngloGold Ashanti Ltd.	742	12,571
Barloworld Ltd.	2,010	7,303
Bidvest Group Ltd.	31,477	256,621
Clicks Group Ltd.	2,327	33,540
FirstRand Ltd.	23,954	53,756
Gold Fields Ltd.	2,296	11,205
Impala Platinum Holdings Ltd.	2,545	10,604
Investec Ltd.	9,546	18,080
Kumba Iron Ore Ltd.	7,303	113,874
MultiChoice Group(a)	845	4,016
Ninety One Ltd.(a)	4,773	9,167
Standard Bank Group Ltd.	32,929	188,457
Tiger Brands Ltd.	1,230	12,741

		1,956,171

South Korea — 1.0%
Amorepacific Corp.	367	50,329
Celltrion, Inc.(a)	732	136,153
Fila Holdings Corp.	516	12,196
Helixmith Co. Ltd.(a)	207	11,539
Hyundai Engineering & Construction Co. Ltd.	368	8,207
Hyundai Mobis Co. Ltd.	1,189	164,472
Hyundai Motor Co.	3,649	262,880
KB Financial Group, Inc.	591	16,621
Kia Motors Corp.	700	14,734
Korea Electric Power Corp.(a)	2,153	33,619
Korea Zinc Co. Ltd.	170	49,473
LG Chem Ltd.	105	26,007
LG Electronics, Inc.	2,875	113,039
LG Household & Health Care Ltd.	46	42,135
Medy-Tox, Inc.	54	8,591
POSCO	5,720	752,682
Samsung Biologics Co. Ltd.(a)(b)	130	50,954
Samsung Electronics Co. Ltd.	24,294	944,587
Shinhan Financial Group Co. Ltd.	9,422	220,420

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SillaJen, Inc.(a)	770	$8,245
SK Innovation Co. Ltd.	1,600	113,209

		3,040,092

Spain — 0.7%
Acciona SA	904	95,616
Acerinox SA	2,583	17,386
ACS Actividades de Construccion y Servicios SA	1,503	29,848
Aena SME SA(b)	279	30,270
Banco Bilbao Vizcaya Argentaria SA	29,069	90,014
Banco Santander SA	16,205	38,549
Bankia SA	15,925	17,366
Endesa SA	3,299	69,808
Grifols SA	2,493	83,409
Industria de Diseno Textil SA	43,553	1,128,615
Inmobiliaria Colonial Socimi SA	1,249	11,774
Merlin Properties Socimi SA	1,537	11,599
Naturgy Energy Group SA	10,750	188,596
Siemens Gamesa Renewable Energy SA	3,794	55,985
Telefonica SA	55,842	254,142
Zardoya Otis SA	4,655	31,304

		2,154,281

Sweden — 0.6%
Assa Abloy AB, Class B	2,372	45,006
Axfood AB	2,624	53,361
BillerudKorsnas AB	1,476	16,094
Castellum AB	1,676	28,258
Electrolux AB, Class B	1,580	19,519
Elekta AB, B Shares, Class B	2,792	22,761
Essity AB, Class B	2,847	87,214
Fabege AB	4,155	53,011
Saab AB	622	11,818
Svenska Handelsbanken AB, Class A(a)	9,734	80,277
Swedish Match AB	1,012	57,299
Tele2 AB, Class B	17,502	233,180
Telefonaktiebolaget LM Ericsson, Class B	64,633	523,202
Telia Co. AB	90,513	323,980
Volvo AB, Class B	22,099	262,667

		1,817,647

Switzerland — 3.1%
Barry Callebaut AG, Registered Shares	10	20,016
Cie Financiere Richemont SA, Registered Shares	1,180	63,076
Clariant AG, Registered Shares(a)	768	12,783
Geberit AG, Registered Shares	713	312,422
Logitech International SA, Registered Shares	18,362	786,397
Lonza Group AG, Registered Shares	582	239,390
Nestle SA, Registered Shares	26,956	2,759,426

Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered Shares	23,074	$1,903,577
PSP Swiss Property AG, Registered Shares	2,815	352,013
Roche Holding AG	5,427	1,746,093
Straumann Holding AG, Registered Shares	31	22,664
Sunrise Communications Group AG(a)(b)	6,122	490,692
Swisscom AG, Registered Shares	1,894	1,014,200

		9,722,749

Taiwan — 2.1%
Accton Technology Corp.	5,000	26,753
ASPEED Technology, Inc.	1,000	34,065
Brave C&H Supply Co. Ltd.	3,000	21,989
Cathay Financial Holding Co. Ltd.	231,595	269,540
Chailease Holding Co. Ltd.	4,120	12,409
Chipbond Technology Corp.	10,000	16,194
Compeq Manufacturing Co. Ltd.	98,000	100,000
CTBC Financial Holding Co. Ltd.	423,000	249,079
Delta Electronics, Inc.	28,000	110,819
Fubon Financial Holding Co. Ltd.	567,000	700,827
Hon Hai Precision Industry Co. Ltd.	4,000	9,209
Largan Precision Co. Ltd.	5,000	631,346
MediaTek, Inc.	69,000	740,593
Novatek Microelectronics Corp.	7,000	39,467
Quanta Computer, Inc.	15,000	29,702
Radiant Opto-Electronics Corp.	27,000	69,869
Realtek Semiconductor Corp.	18,000	129,220
Taiwan Semiconductor Manufacturing Co. Ltd.	328,000	2,952,758
TPK Holding Co. Ltd.(a)	11,000	12,527
Uni-President Enterprises Corp.	296,000	640,667
Unimicron Technology Corp.	20,000	20,991

		6,818,024

Thailand — 0.3%
B Grimm Power PCL	10,200	12,294
Berli Jucker PCL — NVDR	372,500	454,446
CP ALL PCL — NVDR	128,000	236,620
Gulf Energy Development PCL	2,200	10,056
Gulf Energy Development PCL — NVDR	4,700	21,406
Muangthai Leasing PCL — NVDR	16,600	17,593
PTT Exploration & Production PCL — NVDR	23,400	47,626
PTT PCL — NVDR	88,200	81,541

		881,582

Turkey — 0.3%
Akbank TAS(a)	123,171	103,425
Enerjisa Enerji AS(b)	11,627	11,920
Haci Omer Sabanci Holding AS	145,434	163,967
Ipek Dogal Enerji Kaynaklari Ve Uretim(a)	36,875	44,715
KOC Holding AS	57,770	116,814

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Koza Anadolu Metal Madencilik Isletmeleri(a)	15,699	$21,542
Migros Ticaret AS(a)	3,866	13,204
Tekfen Holding AS	45,424	87,232
Turk Telekomunikasyon AS(a)	67,814	68,662
Turkiye Garanti Bankasi AS(a)	100,313	123,027
Turkiye Is Bankasi AS, Class C(a)	204,226	145,732
Zorlu Enerji Elektrik Uretim(a)	55,971	8,938

		909,178

United Kingdom — 3.9%
AstraZeneca PLC	3,568	317,905
Auto Trader Group PLC(b)	21,606	116,754
Aviva PLC	3,014	9,909
Barratt Developments PLC	9,367	50,632
Bellway PLC	1,480	39,208
boohoo Group PLC(a)	13,486	31,723
BP PLC	5,225	21,427
British American Tobacco PLC	16,246	553,424
British Land Co. PLC	19,566	81,594
Britvic PLC	1,423	12,333
Centrica PLC	160,157	75,464
CK Hutchison Holdings Ltd.	82,000	546,543
Coca-Cola European Partners PLC	505	18,953
Compass Group PLC	23,453	365,400
DCC PLC	1,016	63,450
Dechra Pharmaceuticals PLC	9	260
Diageo PLC	68,999	2,187,926
Dialog Semiconductor PLC(a)	8,620	224,059
Direct Line Insurance Group PLC	23,450	85,609
Experian PLC	31,871	885,737
GlaxoSmithKline PLC	74,042	1,389,336
Great Portland Estates PLC	1,447	12,191
Greggs PLC	423	8,418
Halma PLC	1,511	35,487
HomeServe PLC	11,147	145,196
Howden Joinery Group PLC	2,934	18,457
HSBC Holdings PLC	2,603	14,613
IG Group Holdings PLC	16,047	137,690
Imperial Brands PLC	10,662	196,771
Intertek Group PLC	16,249	949,349
J. Sainsbury PLC	129,089	334,006
JD Sports Fashion PLC	3,451	19,328
John Wood Group PLC	7,585	14,433
Lloyds Banking Group PLC	108,207	42,304
Moneysupermarket.com Group PLC	11,247	41,795
Pennon Group PLC	3,393	45,368
RELX PLC	796	16,989
Rentokil Initial PLC	158,875	758,784
Rightmove PLC	26,290	158,554
Rotork PLC	3,832	10,139
Royal Bank of Scotland Group PLC	28,575	39,401
Royal Mail PLC	79	122
Severn Trent PLC	1,294	36,629

Security	Shares	Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	160	$16,063
SSE PLC	5,717	91,867
Subsea 7 SA	64,010	302,340
Taylor Wimpey PLC	14,337	20,630
TechnipFMC PLC	10,507	70,548
Tesco PLC	22,931	64,758
Unilever NV	9,247	454,501
Unilever PLC	7,713	388,968
Vodafone Group PLC	335,840	464,616
WM Morrison Supermarkets PLC	216,771	473,569

		12,461,530

United States — 55.5%
3M Co.	15,617	2,131,877
Abbott Laboratories	16,763	1,322,768
AbbVie, Inc.	11,450	872,376
Accenture PLC, Class A	1,913	312,316
ACI Worldwide, Inc.(a)	3	72
Acuity Brands, Inc.	491	42,059
Adobe, Inc.(a)	11,294	3,594,203
Advanced Micro Devices, Inc.(a)	5,761	262,010
Aflac, Inc.	6,032	206,536
AGCO Corp.	2,358	111,416
Agilent Technologies, Inc.	2,416	173,034
Alexandria Real Estate Equities, Inc.	2,056	281,795
Alexion Pharmaceuticals, Inc.(a)	1,772	159,108
Allegion PLC(c)	13,903	1,279,354
ALLETE, Inc.	185	11,226
Alnylam Pharmaceuticals, Inc.(a)	897	97,638
Alphabet, Inc., Class A(a)	3,233	3,756,584
Alphabet, Inc., Class C(a)	3,201	3,722,155
Altria Group, Inc.	29,215	1,129,744
Amazon.com, Inc.(a)	3,666	7,147,674
Amdocs Ltd.	2,599	142,867
Ameren Corp.	1,240	90,309
American Campus Communities, Inc.	843	23,393
American Express Co.	2,260	193,479
American Tower Corp.	3,281	714,438
Amgen, Inc.	4,605	933,572
AMN Healthcare Services, Inc.(a)	659	38,097
Analog Devices, Inc.	566	50,742
ANSYS, Inc.(a)	104	24,177
Anthem, Inc.	149	33,829
AO Smith Corp.	3,280	124,017
Apartment Investment & Management Co., Class A	766	26,925
Apple, Inc.	34,645	8,809,877
AptarGroup, Inc.	606	60,321
AT&T, Inc.	46,871	1,366,290
Autodesk, Inc.(a)	2,857	445,978
AvalonBay Communities, Inc.	1,692	249,012
Avangrid, Inc.	10,945	479,172
Avnet, Inc.	8,417	211,267
Baker Hughes Co.	8,928	93,744

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Bank of New York Mellon Corp.	3,116	$104,947
Bausch Health Cos., Inc.(a)	2,159	33,460
Becton Dickinson & Co.	2,265	520,429
Bio-Rad Laboratories, Inc., Class A(a)	175	61,348
Biogen, Inc.(a)	1,424	450,525
BioMarin Pharmaceutical, Inc.(a)	1,483	125,314
Boeing Co.	654	97,538
Booking Holdings, Inc.(a)	28	37,669
Boston Properties, Inc.	965	89,002
Bright Horizons Family Solutions, Inc.(a)	756	77,112
Bristol-Myers Squibb Co.	17,370	968,204
Brown & Brown, Inc.	805	29,157
Brown-Forman Corp., Class B	2,530	140,440
C.H. Robinson Worldwide, Inc.	237	15,689
Camden Property Trust	748	59,272
Catalent, Inc.(a)	409	21,248
Cboe Global Markets, Inc.	1,521	135,749
CDW Corp.(c)	3,655	340,902
Cerner Corp.	1,096	69,037
Charles Schwab Corp.	2,371	79,713
Chevron Corp.	5,123	371,213
Cigna Corp.	954	169,030
Cimarex Energy Co.	3,240	54,529
Cirrus Logic, Inc.(a)	267	17,523
Cisco Systems, Inc.	34,013	1,337,051
Citizens Financial Group, Inc.	44,182	831,063
Citrix Systems, Inc.	1,018	144,098
Clorox Co.	6,257	1,084,025
CME Group, Inc.	6,218	1,075,154
CMS Energy Corp.	3,396	199,515
Coca-Cola Co.	64,569	2,857,178
Colgate-Palmolive Co.	21,683	1,438,884
Comcast Corp., Class A	42,198	1,450,767
Comerica, Inc.	4,298	126,103
Consolidated Edison, Inc.	5,502	429,156
CoreSite Realty Corp.	589	68,265
Costco Wholesale Corp.	2,902	827,447
Crane Co.	9,688	476,456
Crown Castle International Corp.	1,830	264,252
CSX Corp.	1,775	101,708
CubeSmart	1,823	48,838
Cullen/Frost Bankers, Inc.	765	42,679
Cummins, Inc.	2,382	322,332
Curtiss-Wright Corp.	2,046	189,071
CVS Health Corp.	4,065	241,176
CyrusOne, Inc.	1,025	63,294
Deere & Co.	766	105,831
DexCom, Inc.(a)	252	67,856
Digital Realty Trust, Inc.	1,672	232,258
DocuSign, Inc.(a)	825	76,230
Domino’s Pizza, Inc.	615	199,303
Donaldson Co., Inc.	579	22,367
Douglas Emmett, Inc.	1,163	35,483

Security	Shares	Value

United States (continued)
DTE Energy Co.	11,443	$1,086,742
Duke Energy Corp.	2,189	177,046
Dunkin’ Brands Group, Inc.	10,064	534,398
Eastman Chemical Co.	3,138	146,168
Ecolab, Inc.	15,469	2,410,534
Edwards Lifesciences Corp.(a)	14,538	2,742,158
Eli Lilly & Co.	1,471	204,057
Emerson Electric Co.	2,031	96,777
Equinix, Inc.	260	162,388
Equity Residential	4,942	304,971
Etsy, Inc.(a)	861	33,097
Eversource Energy	241	18,849
Exact Sciences Corp.(a)	1,207	70,006
Expeditors International of Washington, Inc.	8,166	544,836
Extra Space Storage, Inc.	293	28,058
Exxon Mobil Corp.	61,624	2,339,863
Facebook, Inc., Class A(a)	20,689	3,450,925
FactSet Research Systems, Inc.	2,948	768,485
FedEx Corp.(c)	1,448	175,584
Ferguson PLC	438	27,083
First American Financial Corp.	6,370	270,152
First Horizon National Corp.	71,992	580,256
Fiserv, Inc.(a)	651	61,838
FLIR Systems, Inc.	3,418	109,000
FNB Corp.	1,963	14,467
Ford Motor Co.	71,455	345,128
Fortinet, Inc.(a)	323	32,678
Gartner, Inc.(a)(c)	697	69,400
General Dynamics Corp.	545	72,109
Gentex Corp.	2,536	56,198
Gilead Sciences, Inc.	9,771	730,480
Globe Life, Inc.	7,803	561,582
GoDaddy, Inc., Class A(a)	9,592	547,799
Graco, Inc.	373	18,176
H&R Block, Inc.(c)	2,754	38,776
HCA Healthcare, Inc.	7,831	703,615
Healthcare Trust of America, Inc., Class A	1,099	26,684
Healthpeak Properties, Inc.	3,787	90,320
HEICO Corp.(c)	1,939	144,669
Henry Schein, Inc.(a)	2,222	112,255
Highwoods Properties, Inc.	426	15,089
Hill-Rom Holdings, Inc.	6,435	647,361
Hologic, Inc.(a)	10,181	357,353
Home Depot, Inc.	12,975	2,422,562
Honeywell International, Inc.	18,734	2,506,422
Hubbell, Inc.	2,150	246,691
HubSpot, Inc.(a)	259	34,496
IDACORP, Inc.	10,294	903,710
IDEX Corp.	3,111	429,660
IDEXX Laboratories, Inc.(a)	1,973	477,940
IHS Markit Ltd.	15,965	957,900
Illinois Tool Works, Inc.	2,392	339,951

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Illumina, Inc.(a)	1,148	$313,542
Incyte Corp.(a)	1,577	115,484
Ingredion, Inc.	227	17,139
Intel Corp.	14,413	780,032
Intercontinental Exchange, Inc.	18,214	1,470,780
International Flavors & Fragrances, Inc.(c)	519	52,980
Interpublic Group of Cos., Inc.	33,355	540,017
Intuit, Inc.	7,505	1,726,150
Invesco Ltd.	16,281	147,831
Ionis Pharmaceuticals, Inc.(a)	1,262	59,667
IPG Photonics Corp.(a)	200	22,056
IQVIA Holdings, Inc.(a)	1,288	138,924
Iron Mountain, Inc.	4,413	105,029
J.M. Smucker Co.	4,830	536,130
Jack Henry & Associates, Inc.	584	90,660
JBS SA	10,142	39,701
Johnson & Johnson	28,902	3,789,919
Johnson Controls International PLC	5,461	147,229
JPMorgan Chase & Co.	4,005	360,570
Juniper Networks, Inc.	4,605	88,140
Kilroy Realty Corp.	407	25,926
Kimberly-Clark Corp.	238	30,433
KLA Corp.	1,353	194,480
Kroger Co.	1,104	33,252
L3Harris Technologies, Inc.	1,684	303,322
Laboratory Corp. of America Holdings(a)	1,194	150,910
Lam Research Corp.	3,177	762,480
Lamar Advertising Co., Class A	1,129	57,895
Lamb Weston Holdings, Inc.	4,826	275,565
Landstar System, Inc.	1,694	162,387
Lennox International, Inc.	1,171	212,876
Life Storage, Inc.	2,945	278,450
Lockheed Martin Corp.	2,325	788,059
M&T Bank Corp.	149	15,411
Macy’s, Inc.	12,867	63,177
Manhattan Associates, Inc.(a)	1,485	73,983
Marsh & McLennan Cos., Inc.	3,130	270,620
Mastercard, Inc., Class A	11,606	2,803,545
Maxim Integrated Products, Inc.	2,439	118,560
McDonald’s Corp.	6,230	1,030,131
MDU Resources Group, Inc.	1,784	38,356
Medtronic PLC	10,396	937,511
Merck & Co., Inc.	11,613	893,504
MetLife, Inc.	2,440	74,591
Mettler-Toledo International, Inc.(a)	220	151,912
MGIC Investment Corp.	3,564	22,631
Microsoft Corp.	72,327	11,406,691
Molson Coors Brewing Co., Class B	14,530	566,815
Monolithic Power Systems, Inc.	218	36,506
Moody’s Corp.	6,791	1,436,296
Morgan Stanley	3,725	126,650
Mosaic Co.(c)	19,822	214,474

Security	Shares	Value

United States (continued)
Motorola Solutions, Inc.(c)	5,754	$764,822
MSA Safety, Inc.	242	24,490
MSC Industrial Direct Co., Inc., Class A	6,652	365,660
Nasdaq, Inc.	849	80,613
National Fuel Gas Co.	560	20,882
National Instruments Corp.	11,085	366,692
Netflix, Inc.(a)	1,047	393,149
Neurocrine Biosciences, Inc.(a)	727	62,922
New Relic, Inc.(a)	555	25,663
Newmont Corp.	5,787	262,035
NextEra Energy, Inc.	2,538	610,694
NIKE, Inc., Class B(c)	4,582	379,115
Nordson Corp.	448	60,511
Northrop Grumman Corp.	511	154,603
NorthWestern Corp.	227	13,581
NVIDIA Corp.	7,234	1,906,882
OGE Energy Corp.	2,048	62,935
Omnicom Group, Inc.	6,116	335,768
ONE Gas, Inc.	443	37,044
Owens Corning	1,288	49,987
PacWest Bancorp	38,796	695,224
Paychex, Inc.	17,845	1,122,807
Paylocity Holding Corp.(a)	1,318	116,406
PayPal Holdings, Inc. (a)	4,820	461,467
PepsiCo, Inc.	3,439	413,024
PerkinElmer, Inc.	868	65,343
Pfizer, Inc.	54,798	1,788,607
Philip Morris International, Inc.	11,963	872,820
Pinnacle West Capital Corp.	2,015	152,717
PNM Resources, Inc.	456	17,328
Pool Corp.(c)	1,812	356,547
Portland General Electric Co.	1,169	56,042
PotlatchDeltic Corp.	2	63
PPG Industries, Inc.	18,828	1,574,021
Principal Financial Group, Inc.	903	28,300
Procter & Gamble Co.	23,498	2,584,780
Prologis, Inc.	3,986	320,355
Proofpoint, Inc.(a)	171	17,543
Prudential Financial, Inc.	50,729	2,645,010
PTC, Inc.(a)	462	28,279
Public Service Enterprise Group, Inc.	4,728	212,334
Public Storage	381	75,670
QTS Realty Trust, Inc., Class A	1,187	68,858
Qualys, Inc.(a)	160	13,918
Quest Diagnostics, Inc.	10,300	827,090
Raytheon Co.	1,963	257,447
Regal-Beloit Corp.	456	28,705
Regency Centers Corp.	1,490	57,261
Regeneron Pharmaceuticals, Inc.(a)	651	317,877
ResMed, Inc.	1,153	169,825
RingCentral, Inc., Class A(a)	833	176,521
Rockwell Automation, Inc.	565	85,264
Roper Technologies, Inc.	959	299,026
Royal Gold, Inc.	1,373	120,426

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
RPM International, Inc.	492	$29,274
S&P Global, Inc.	8,065	1,976,328
salesforce.com, Inc.(a)	11,277	1,623,662
Sarepta Therapeutics, Inc.(a)(c)	664	64,952
SBA Communications Corp.	453	122,296
Schlumberger Ltd.	2,965	39,998
Seattle Genetics, Inc.(a)	958	110,534
Service Corp. International	928	36,294
ServiceNow, Inc.(a)	3,995	1,144,887
Sherwin-Williams Co.	2,604	1,196,590
Silicon Laboratories, Inc.(a)	309	26,392
Simon Property Group, Inc.	4,226	231,838
Sirius XM Holdings, Inc.(c)	456,014	2,252,709
SiteOne Landscape Supply, Inc.(a)	303	22,307
Snap-on, Inc.	4,955	539,203
Sonoco Products Co.	609	28,227
Southwest Gas Holdings, Inc.	2,716	188,925
Stryker Corp.	8,350	1,390,192
Synovus Financial Corp.	14,569	255,832
Sysco Corp.	843	38,466
T. Rowe Price Group, Inc.	2,451	239,340
TE Connectivity Ltd.	285	17,949
Teledyne Technologies, Inc.(a)	2,995	890,324
Telephone & Data Systems, Inc.	4,833	81,001
Teradata Corp.(a)(c)	6,640	136,054
Tesla, Inc.(a)	1,133	593,692
Texas Instruments, Inc.	7,570	756,470
Thermo Fisher Scientific, Inc.	3,116	883,698
TransUnion	1,279	84,644
Travelers Cos., Inc.	3,311	328,948
TripAdvisor, Inc.	1,242	21,598
Twilio, Inc., Class A(a)	210	18,793
Twitter, Inc.(a)	2,098	51,527
U.S. Bancorp	4,518	155,645
UDR, Inc.	552	20,170
UGI Corp.	877	23,390
Union Pacific Corp.	496	69,956
United Parcel Service, Inc., Class B	5,303	495,406
UnitedHealth Group, Inc.	4,194	1,045,900
Unum Group	32,828	492,748
Ventas, Inc.	2,000	53,600
VeriSign, Inc.(a)	1,206	217,189
Verizon Communications, Inc.	29,491	1,584,551
Vertex Pharmaceuticals, Inc.(a)	2,030	483,039
Visa, Inc., Class A	25,896	4,172,364
VMware, Inc., Class A(a)	1,267	153,434
W.W. Grainger, Inc.	850	211,225
Walmart, Inc.	9,690	1,100,978
Walt Disney Co.	6,299	608,483
Waters Corp.(a)(c)	2,814	512,289
Watsco, Inc.	1,243	196,431
Webster Financial Corp.	2,418	55,372
WEC Energy Group, Inc.	1,278	112,630
Wells Fargo & Co.	42,428	1,217,684

Security	Shares	Value

United States (continued)
Welltower, Inc.	412	$18,861
Westrock Co.	3,580	101,171
Weyerhaeuser Co.	1,174	19,899
Woodward, Inc.	840	49,930
Workday, Inc., Class A(a)	4,203	547,315
WP Carey, Inc.	699	40,598
Xcel Energy, Inc.	1,584	95,515
Xylem, Inc.(c)	8,864	577,312
Zendesk, Inc.(a)	941	60,233
Zions Bancorp. NA	3,025	80,949
Zoetis, Inc.	10,365	1,219,857

		175,720,483

Total Common Stocks — 96.2% (Cost — $330,288,539)		304,800,857

Preferred Securities — 0.4%

Preferred Stocks — 0.4%

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, 0.00%	118,182	472,401
Itau Unibanco Holding SA, Preference Shares, 0.00%	154,555	686,799
Petroleo Brasileiro SA, Preference Shares, 0.00%	7,779	20,944

		1,180,144

Germany — 0.1%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	1,680	134,369
Sartorius AG, Preference Shares, 0.00%	309	73,874

		208,243

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, 0.00%	56,893	27,186

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	1,047	34,119

Total Preferred Stocks — 0.4%		1,449,692

Total Preferred Securities — 0.4% (Cost — $2,540,576)		1,449,692

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights — 0.0%

United States — 0.0%
Bristol-Myers Squibb Co., (Expires 03/31/21)(a)(c)	6,002	$22,808

Total Rights — 0.0% (Cost — $12,784)		22,808

Total Long-Term Investments — 96.6% (Cost — $332,841,899)		306,273,357

Short-Term Securities — 4.8%

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(d)(f)	3,402,715	3,402,715
SL Liquidity Series, LLC, Money Market Series, 0.88%(d)(e)(f)	2,525,009	2,524,504

Total Money Market Funds — 1.9%		5,927,219

Security		Par (000)	Value
Time Deposits — 2.9%

Australia — 0.3%
Brown Brothers Harriman & Co., 0.29%, 04/03/20	AUD	1,725	$1,060,972

Canada — 0.6%
Brown Brothers Harriman & Co., 0.82%, 04/01/20	CAD	2,430	1,726,557

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.95)%, 04/01/20	DKK	41	6,100

Europe — 0.5%
BNP Paribas SA, (0.68)%, 04/01/20	EUR	1,253	1,382,035

Hong Kong — 0.1%
Hongkong & Shanghai Banking Corp. Ltd., 0.42%, 04/01/20	HKD	3,061	394,802

Japan — 1.1%
Sumitomo Bank Tokyo, (0.27)%, 04/06/20	JPY	386,930	3,598,509

Singapore — 0.1%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 04/01/20	SGD	237	166,593

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.90%, 04/01/20	ZAR	86	4,829

United Kingdom — 0.2%
Citibank NA, New York, 0.31%, 04/01/20	GBP	583	723,889

United States — 0.0%
Citibank NA, New York, 1.11%, 04/01/20	USD	10	10,303

			9,074,589

Total Time Deposits — 2.9%			9,074,589

Total Short-Term Securities — 4.8% (Cost — $14,945,647)			15,001,808

Total Investments — 101.4% (Cost — $347,787,546)			321,275,165

Liabilities in Excess of Other Assets — (1.4)%			(4,420,909)

Net Assets — 100.0%			$316,854,256

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc.

Affiliated Issuer	Shares Held at 06/30/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,101,908	1,300,807	(b)	—		3,402,715	$3,402,715	$38,775		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,915,211	—		(390,202	)(b)	2,525,009	2,524,504	8,236	(c)	(1,224)	908

							$5,927,219	$47,011		$(1,224)	$908

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African rand

Portfolio Abbreviations
ADR	American Depositary Receipts
AGC	Assured Guarantee Corp.
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Yen Denom Nikkei Index	15	06/11/20	$1,301	$20,629
S&P/TSX 60 Index	3	06/18/20	347	18,612
SPI 200 Index	3	06/18/20	236	4,178
Euro Stoxx 50	55	06/19/20	1,666	192,728
FTSE 100 Index	9	06/19/20	630	58,199
MSCI Emerging Markets Index	21	06/19/20	885	16,760
S&P 500 E-Mini Index	41	06/19/20	5,268	281,680

				$592,786

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value per share (“NAV”) or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$132,894	$—	$—	$132,894
Australia	—	7,146,505	—	7,146,505
Austria	—	204,940	—	204,940
Belgium	—	991,638	—	991,638

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Brazil	$802,064	$—	$—	$802,064
Canada	8,419,892	—	—	8,419,892
China	4,206,785	11,803,573	—	16,010,358
Czech Republic	—	66,868	—	66,868
Denmark	—	1,861,287	—	1,861,287
Finland	—	1,193,377	—	1,193,377
France	—	7,847,316	—	7,847,316
Germany	—	7,873,730	—	7,873,730
Hong Kong	—	1,565,301	—	1,565,301
Hungary	—	787,166	—	787,166
India	—	2,955,766	—	2,955,766
Indonesia	—	309,660	—	309,660
Ireland	7,954	159,704	—	167,658
Israel	25,437	82,379	—	107,816
Italy	—	639,644	—	639,644
Japan	—	20,866,319	—	20,866,319
Luxembourg	—	63,081	—	63,081
Malaysia	21,412	234,266	—	255,678
Mexico	862,760	—	—	862,760
Netherlands	172,999	4,790,635	—	4,963,634
New Zealand	—	81,203	—	81,203
Norway	—	503,513	—	503,513
Peru	29,061	—	—	29,061
Poland	—	728,781	—	728,781
Portugal	—	217,545	—	217,545
Russia	31,114	841,686	—	872,800
Singapore	—	790,865	—	790,865
South Africa	9,167	1,947,004	—	1,956,171
South Korea	—	3,040,092	—	3,040,092
Spain	—	2,154,281	—	2,154,281
Sweden	—	1,817,647	—	1,817,647
Switzerland	—	9,722,749	—	9,722,749
Taiwan	—	6,818,024	—	6,818,024
Thailand	10,056	871,526	—	881,582
Turkey	99,152	810,026	—	909,178
United Kingdom	66,612	12,394,918	—	12,461,530
United States	175,693,400	27,083	—	175,720,483
Preferred Securities (a)	1,180,144	269,548	—	1,449,692
Rights (a)	22,808	—	—	22,808
Short-Term Securities
Money Market Funds	3,402,715	—	—	3,402,715
Time Deposits (a)	—	9,074,589	—	9,074,589

Subtotal	$195,196,426	$123,554,235	$—	$318,750,661

Investments Valued at Net Asset Value (“NAV”) (b)				2,524,504

Total Investments				$321,275,165

Derivative Financial Instruments (c)
Assets:
Equity contracts	$592,786	$—	$—	$592,786

(a)	See above Schedule of Investments for values in each country.
(b)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

15